EMPLOYEE BENEFITS (Tables)	12 Months Ended
Sep. 30, 2015
EMPLOYEE BENEFITS.
Summary of activity in the Company's restricted stock awards

	2015		2014		2013
		Weighted		Weighted		Weighted
		Average		Average		Average
		Grant-Date		Grant-Date		Grant-Date
	Number	Fair Value	Number	Fair Value	Number	Fair Value
Nonvested at beginning of year	157,479	$7.80	269,530	$7.31	365,170	$7.13
Granted	10,489	12.21	30,596	10.23	42,221	8.72
Vested	(135,054)	7.50	(39,868)	7.61	(137,861)	7.27
Forfeited	(1,368)	9.75	(102,779)	7.32	—	—

Nonvested at end of year	31,546	$10.46	157,479	$7.80	269,530	$7.31

Summary of activity in the Company's stock option program

	2015				2014		2013
				Weighted
		Weighted		Average		Weighted		Weighted
		Average	Aggregate	Remaining		Average		Average
		Exercise	Intrinsic	Contractual		Exercise		Exercise
	Number	Price	Value	Life (years)	Number	Price	Number	Price
Outstanding at beginning of year	552,160	$11.28			604,586	$11.26	629,936	$11.20
Granted	—	—			—	—	17,500	8.39
Exercised	(44,400)	9.93			(21,900)	8.82	(23,400)	8.99
Expired	(62,616)	13.19			(9,875)	12.69	—	—
Forfeited	(1,000)	17.10			(20,651)	12.57	(19,450)	9.53

Outstanding at end of year	444,144	$11.13	$1,275,968	2.5	552,160	$11.28	604,586	$11.26

Exercisable at end of year	438,311	$11.17	$1,245,869	2.5	540,494	$11.34	586,386	$11.35

Summary of total stock-based compensation expense
	2015	2014	2013
Total expense	$888,598	$(7,669)	$1,222,419
Earnings per share:
Basic	$0.05	$—	$0.07
Diluted	0.05	—	0.07

Schedule of average assumptions used for estimated fair value of stock options using Black-Scholes option pricing model
Risk-free interest rate	0.85%
Expected volatility	44.36%
Expected life in years	6.0
Dividend yield	5.02%
Expected forfeiture rate	5.30%